Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Multi-Manager Mid Cap Value Fund
(the "Fund")
Supplement dated January 24, 2023
to the Fund's Class I and Class P Shares' Summary Prospectus
and Class I and Class P Shares' Prospectus, each dated September 30, 2022
(together, the "Prospectuses")
On January 11, 2023, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund: (i) the removal of Hahn Capital Management, LLC ("Hahn") and LSV Asset Management ("LSV") as sub-advisers to the Fund, effective at the close of business on March 14, 2023; (ii) the appointment of Victory Capital Management Inc. ("Victory Capital") as a sub-adviser to the Fund, effective at the close of business on March 17, 2023; and (iii) related changes to the Fund's principal investment strategies and portfolio managers, effective at the close of business on March 17, 2023. Currently, Hahn, LSV, and Voya Investment Management Co. LLC each manage a portion of the Fund's assets. From the open of business March 13, 2023 through the close of business on March 17, 2023, the Fund will be in a "transition period" during which time the Fund's assets currently managed by Hahn and LSV will be allocated to Victory Capital. During the transition period, this portion of the Fund's assets may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on March 14, 2023, the Prospectuses are revised as follows:
1.All references to Hahn and LSV are hereby deleted in their entirety.
Effective at the close of business on March 17, 2023, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, Victory Capital Management Inc. ("Victory Capital"), and Voya Investment Management Co. LLC ("Voya IM") (each, a "Sub-Adviser" and together, the "Sub-Advisers") define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The market capitalization range of companies in these indices will change with market conditions. The market capitalization range of companies in the Russell Midcap® Index as of June 30, 2022 ranged from $1.9 billion to $46.5 billion. The market capitalization range of companies in the S&P MidCap 400® Index as of June 30, 2022 ranged from $1.8 billion to $23.3 billion.
The Fund focuses on securities that the Sub-Advisers believe are undervalued in the marketplace.
The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of foreign (non-U.S.) companies.
The Fund may also invest in real estate-related securities, including real estate investment trusts ("REITs").
The Fund may also invest in derivatives, including, but not limited to, futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.
The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Investment Adviser allocates the Fund's assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub- adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance ("ESG") factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser's evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser's decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
The Investment Adviser may, from time to time, directly manage a portion of the Fund's assets to seek to manage the Fund's overall risk exposure to achieve the Fund's desired risk/return profile and to effect the Fund's investment strategies. The Investment Adviser may invest in futures and ETFs to implement its investment process.
The Sub-Advisers provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.
Victory Capital Management Inc.
Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Sub-Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Sub-Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Voya Investment Management Co. LLC
Voya IM employs a "passive management" approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap Value Select Factor Index (the "Index"). The Index is designed to capture exposure to a broad set of five factors that contribute to equity performance. These five factors are Momentum, Quality, Value, Size, and Low Volatility. Each of these factors is supported by academic research, with strong theoretical explanations as to why the factor historically has provided a return premium. The companies eligible for inclusion in the Index are derived from its starting universe, the Russell Midcap® Value Index, which measures the performance of the mid-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. Companies are included in the Index based on a proprietary rules-based multifactor selection and weighting process designed to increase the Index's exposure, relative to the starting universe, to companies demonstrating the five factors. As a result of the security selection process, the Index may be focused in one or more industries, which may change from time to time.
Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund's portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund's cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund's portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
2.The section of the Prospectuses entitled "Principal Risks" is revised to (i) delete Foreign (Non- U.S.) Investments/Developing and Emerging Markets risk and (ii) add the following risk:
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.
3.The second paragraph in the section of the Prospectuses entitled "Performance Information" is deleted in its entirety and replaced with the following:
On March 17, 2023, Victory Capital was added as an additional sub-adviser. On March 14, 2023, Hahn Capital Management, LLC (which served as a sub-adviser from December 1, 2014 to March 14, 2023) and LSV Asset Management (which served as a sub-adviser from February 10, 2014 to March 14, 2023) were removed as sub-advisers. On November 14, 2014, RBC Global Asset Management (U.S.) Inc. (which served as a sub-adviser from the inception of the Fund), was removed. Each change to the sub-advisers resulted in changes to the Fund's principal investment strategies. The Fund's performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.

Voya Multi-Manager Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Multi-Manager Mid Cap Value Fund
(the "Fund")
Supplement dated January 24, 2023
to the Fund's Class I and Class P Shares' Summary Prospectus
and Class I and Class P Shares' Prospectus, each dated September 30, 2022
(together, the "Prospectuses")
On January 11, 2023, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund: (i) the removal of Hahn Capital Management, LLC ("Hahn") and LSV Asset Management ("LSV") as sub-advisers to the Fund, effective at the close of business on March 14, 2023; (ii) the appointment of Victory Capital Management Inc. ("Victory Capital") as a sub-adviser to the Fund, effective at the close of business on March 17, 2023; and (iii) related changes to the Fund's principal investment strategies and portfolio managers, effective at the close of business on March 17, 2023. Currently, Hahn, LSV, and Voya Investment Management Co. LLC each manage a portion of the Fund's assets. From the open of business March 13, 2023 through the close of business on March 17, 2023, the Fund will be in a "transition period" during which time the Fund's assets currently managed by Hahn and LSV will be allocated to Victory Capital. During the transition period, this portion of the Fund's assets may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective at the close of business on March 14, 2023, the Prospectuses are revised as follows:
1.All references to Hahn and LSV are hereby deleted in their entirety.
Effective at the close of business on March 17, 2023, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
For this Fund, Victory Capital Management Inc. ("Victory Capital"), and Voya Investment Management Co. LLC ("Voya IM") (each, a "Sub-Adviser" and together, the "Sub-Advisers") define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The market capitalization range of companies in these indices will change with market conditions. The market capitalization range of companies in the Russell Midcap® Index as of June 30, 2022 ranged from $1.9 billion to $46.5 billion. The market capitalization range of companies in the S&P MidCap 400® Index as of June 30, 2022 ranged from $1.8 billion to $23.3 billion.
The Fund focuses on securities that the Sub-Advisers believe are undervalued in the marketplace.
The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of foreign (non-U.S.) companies.
The Fund may also invest in real estate-related securities, including real estate investment trusts ("REITs").
The Fund may also invest in derivatives, including, but not limited to, futures, as a substitute for securities in which the Fund can invest, for cash management, and/or to seek to enhance returns in the Fund.
The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Investment Adviser allocates the Fund's assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub- adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance ("ESG") factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser's evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser's decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
The Investment Adviser may, from time to time, directly manage a portion of the Fund's assets to seek to manage the Fund's overall risk exposure to achieve the Fund's desired risk/return profile and to effect the Fund's investment strategies. The Investment Adviser may invest in futures and ETFs to implement its investment process.
The Sub-Advisers provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 331⁄3% of its total assets.
Victory Capital Management Inc.
Victory Capital invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Sub-Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Sub-Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Voya Investment Management Co. LLC
Voya IM employs a "passive management" approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap Value Select Factor Index (the "Index"). The Index is designed to capture exposure to a broad set of five factors that contribute to equity performance. These five factors are Momentum, Quality, Value, Size, and Low Volatility. Each of these factors is supported by academic research, with strong theoretical explanations as to why the factor historically has provided a return premium. The companies eligible for inclusion in the Index are derived from its starting universe, the Russell Midcap® Value Index, which measures the performance of the mid-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. Companies are included in the Index based on a proprietary rules-based multifactor selection and weighting process designed to increase the Index's exposure, relative to the starting universe, to companies demonstrating the five factors. As a result of the security selection process, the Index may be focused in one or more industries, which may change from time to time.
Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund's portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund's cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund's portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.
2.The section of the Prospectuses entitled "Principal Risks" is revised to (i) delete Foreign (Non- U.S.) Investments/Developing and Emerging Markets risk and (ii) add the following risk:
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing, and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.
3.The second paragraph in the section of the Prospectuses entitled "Performance Information" is deleted in its entirety and replaced with the following:
On March 17, 2023, Victory Capital was added as an additional sub-adviser. On March 14, 2023, Hahn Capital Management, LLC (which served as a sub-adviser from December 1, 2014 to March 14, 2023) and LSV Asset Management (which served as a sub-adviser from February 10, 2014 to March 14, 2023) were removed as sub-advisers. On November 14, 2014, RBC Global Asset Management (U.S.) Inc. (which served as a sub-adviser from the inception of the Fund), was removed. Each change to the sub-advisers resulted in changes to the Fund's principal investment strategies. The Fund's performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.